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                               THE.BJURMAN.FUNDS
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                                     [LOGO]

                               Bjurman Micro-Cap
                                  Growth Fund

                               ------------------

                               Semi-Annual Report

                               September 30, 1999
                                  (Unaudited)

--------------------------------------------------------------------------------

THE BJURMAN FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
George D. Bjurman & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
CW Fund Distributors, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders ....................................................    1
Statement of Assets and Liabilities .......................................    2
Statement of Operations ...................................................    3
Statements of Changes in Net Assets .......................................    4
Financial Highlights ......................................................    5
Portfolio of Investments ..................................................    6
Notes to Financial Statements .............................................    9
--------------------------------------------------------------------------------
         For Additional Information and a free prospectus about Bjurman
                           Micro-Cap Growth Fund call:
                                 (800) 227-7264
             or visit The Bjurman Funds' website on the Internet at
                              www.bjurmanfunds.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

BJURMAN MICRO-CAP GROWTH FUND
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

The Bjurman Micro-Cap Growth Fund has had an 85.58% cumulative return since its March 31, 1997 inception date. This compares favorably with returns of 37.02% and 75.96% for the Russell 2000 Growth Index and the S&P 500 Index, respectively.

From December 31, 1998 to September 30, 1999, the Fund had a positive return of 11.13% versus 7.27% for the Russell 2000 Growth and 5.36% for the S&P 500.

During the quarter ended September 30, 1999, the stock market as a whole suffered negative returns as investors witnessed weakness in bond prices and two interest rate hikes by the Federal Reserve. The Russell 2000 Growth Index and the S&P 500 Index were down 4.92% and 6.25%, respectively. According to Lipper Analytical Services, the average U.S. diversified equity mutual fund lost 5.37% for the quarter. The Bjurman Micro-Cap Growth Fund had a positive return of 2.77% for the quarter.

The strong growth in earnings for the companies held in the Bjurman Micro-Cap Growth Fund, plus a 45.3% exposure to the technology sector, bolstered the Fund's returns.

We believe there are several developing factors that should continue to positively impact the Fund's returns in the future:

     1) The outlook for earnings growth for the companies held in the portfolio appears very strong.

     2) Valuation levels for small company stocks relative to large companies continues to be at historic lows.

     3) A slowing in U.S. economic growth will likely slow the growth of earnings for larger U.S. corporations relative to smaller companies. Micro-caps are more specialized in their niche products which are often less influenced by a slowing in economic growth.

     4) An apparent end to monetary tightening by the Federal Reserve Board as it sees signs of economic and price stability.

In summary, our outlook for the companies held in the Fund during the months ahead is very positive.

Sincerely,

/s/ G. Andrew Bjurman, CFA, CIC            /s/ O. Thomas Barry, III, CFA, CIC
G. Andrew Bjurman, CFA, CIC                O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager         Co-President and Portfolio Manager

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
     At acquisition cost .....................................     $  9,016,607
                                                                   ============
     At value (Note 2) .......................................     $ 10,925,834
Cash .........................................................              190
Dividends receivable .........................................              717
Receivable for securities sold ...............................          245,522
Receivable from Adviser (Note 4) .............................           26,481
Organization costs, net (Note 2) .............................           45,686
Other assets .................................................            7,450
                                                                   ------------
     TOTAL ASSETS ............................................       11,251,880
                                                                   ------------
LIABILITIES

Payable for securities purchased .............................          293,311
Payable to affiliates (Note 4) ...............................           11,000
Accrued distribution expense (Note 4) ........................            6,384
Other accrued expenses and liabilities .......................           44,296
                                                                   ------------
     TOTAL LIABILITIES .......................................          354,991
                                                                   ------------
NET ASSETS ...................................................     $ 10,896,889
                                                                   ============
NET ASSETS CONSIST OF
Paid-in capital ..............................................     $  8,648,970
Accumulated net investment loss ..............................          (84,410)
Accumulated net realized gain from security transactions .....          423,102
Net unrealized appreciation on investments ...................        1,909,227
                                                                   ------------
     NET ASSETS ..............................................     $ 10,896,889
                                                                   ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ..............          489,235
                                                                   ============
Net asset value, offering price and redemption
     price per share (Note 2) ................................     $      22.27
                                                                   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
================================================================================
INVESTMENT INCOME
     Dividends ................................................    $      9,086
                                                                   ------------
EXPENSES
     Investment advisory fees (Note 4) ........................          51,943
     Professional fees ........................................          18,162
     Accounting services fees (Note 4) ........................          15,000
     Distribution expense (Note 4) ............................          12,986
     Administration fees (Note 4) .............................          12,000
     Transfer agent fees (Note 4) .............................          12,000
     Trustees' fees and expenses ..............................           9,769
     Organization expense (Note 2) ............................           9,360
     Custodian fees ...........................................           8,938
     Shareholder reports ......................................           7,982
     Registration fees ........................................           6,563
     Postage and supplies .....................................           6,533
     Underwriting fees (Note 4) ...............................           3,000
     Other expenses ...........................................           1,287
                                                                   ------------
          TOTAL EXPENSES ......................................         175,523
     Fees waived and expenses reimbursed by the Adviser (Note 4)        (82,027)
                                                                   ------------
          NET EXPENSES ........................................          93,496
                                                                   ------------
NET INVESTMENT LOSS ...........................................         (84,410)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain from security transactions .............       1,659,887
     Net change in unrealized appreciation/
          depreciation on investments .........................         338,884
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...............       1,998,771
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $  1,914,361
                                                                   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================
                                                             Six Months
                                                               Ended            Year
                                                            September 30,       Ended
                                                                1999           March 31,
                                                            (Unaudited)          1999
-----------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss ...............................    $    (84,410)    $   (130,605)
     Net realized gain (loss) from security transactions       1,659,887         (943,297)
     Net change in unrealized appreciation/
          depreciation on investments ..................         338,884          374,093
                                                            ------------     ------------
Net increase (decrease) in net assets from operations ..       1,914,361         (699,809)
                                                            ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .........................       1,413,978        6,485,547
     Payments for shares redeemed ......................      (1,795,554)      (2,928,282)
                                                            ------------     ------------
Net increase (decrease) in net assets from
     capital share transactions ........................        (381,576)       3,557,265
                                                            ------------     ------------

TOTAL INCREASE IN NET ASSETS ...........................       1,532,785        2,857,456

NET ASSETS
     Beginning of period ...............................       9,364,104        6,506,648
                                                            ------------     ------------
     End of period .....................................    $ 10,896,889     $  9,364,104
                                                            ============     ============
CAPITAL SHARE ACTIVITY
     Shares sold .......................................          67,064          349,848
     Shares redeemed ...................................         (87,956)        (158,431)
                                                            ------------     ------------
     Net increase (decrease) in shares outstanding .....         (20,892)         191,417
     Shares outstanding, beginning of period ...........         510,127          318,710
                                                            ------------     ------------
     Shares outstanding, end of period .................         489,235          510,127
                                                            ============     ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
============================================================================================================
                           Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
============================================================================================================
                                                              Six Months
                                                                Ended                Year            Year
                                                             September 30,          Ended           Ended
                                                                 1999              March 31,       March 31,
                                                              (Unaudited)            1999            1998
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $    18.36         $    20.42      $    12.00
                                                               ----------         ----------      ----------
Income (loss) from investment operations:
     Net investment loss ..................................         (0.17)             (0.26)          (0.10)
     Net realized and unrealized gain (loss) on investments          4.08              (1.80)           8.52
                                                               ----------         ----------      ----------
Total from investment operations ..........................          3.91              (2.06)           8.42
                                                               ----------         ----------      ----------
Net asset value at end of period ..........................    $    22.27         $    18.36      $    20.42
                                                               ==========         ==========      ==========

Total return ..............................................        21.30%            (10.09%)         70.17%
                                                               ==========         ==========      ==========

Net assets at end of period (000's) .......................    $   10,897         $    9,364      $    6,507
                                                               ==========         ==========      ==========

Ratio of net expenses to average net assets ...............         1.80%(B)           1.80%           1.80%

Ratio of total expenses to average net assets(A) ..........         3.38%(B)           4.40%          13.35%

Ratio of net investment loss to average net assets ........        (1.62%)(B)         (1.58%)         (1.41%)

Portfolio turnover rate ...................................          164%               234%            110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
================================================================================
    Shares        COMMON STOCKS -- 99.4%                              Value
--------------------------------------------------------------------------------
                  BASIC MATERIALS** -- 0.1%
       1,000      Steel Technologies, Inc. ...................     $     11,625
                                                                   ------------
                  CONSUMER, CYCLICAL** -- 23.3%
       6,500      Advanced Marketing Services, Inc. ..........          128,375
      23,800      Argosy Gaming Co.* .........................          315,350
      12,800      Braun's Fashions Corp.* ....................          232,800
       1,000      Catherines Stores Corp.* ...................           13,125
       8,000      Granite Broadcasting Corp.* ................           89,000
       7,500      Hot Topic, Inc.* ...........................          204,375
      16,500      Isle of Capri Casinos, Inc.* ...............          165,000
       8,000      JAKKS Pacific, Inc.* .......................          300,000
       6,800      Penobscot Shoe Co. .........................           79,900
       9,000      Precision Response Corp.* ..................          110,250
       5,500      REX Stores Corp.* ..........................          170,500
       9,000      Saga Communications, Inc. - Class A* .......          207,000
       1,500      Todd-AO Corp. - Class A* ...................           22,500
      16,500      VDI MultiMedia* ............................          159,843
      13,000      ValueVision International, Inc. - Class A* .          338,000
                                                                   ------------
                                                                      2,536,018
                                                                   ------------
                  CONSUMER, NON-CYCLICAL**-- 13.9%
      22,100      Abaxis, Inc.* ..............................           99,450
       7,000      Accredo Health, Inc.* ......................          220,500
       4,900      American Shared Hospital Services* .........           26,950
      11,800      Bio-logic Systems Corp.* ...................           87,762
       2,000      General Housewares Corp.* ..................           56,125
      32,000      Gentner Communications Corp.* ..............          256,000
       5,000      Kensey Nash Corp.* .........................           78,125
      14,900      PolyMedica Corp.* ..........................          346,425
      22,000      Quidel Corp.* ..............................           96,250
       1,500      Richton International Corp.* ...............           25,688
       6,500      Strattec Security Corp.* ...................          227,500
                                                                   ------------
                                                                      1,520,775
                                                                   ------------
                  ENERGY** -- 5.3%
       3,500      Gulf Island Fabrication, Inc.* .............           46,156
       8,000      HS Resources, Inc.* ........................          131,000
       6,600      McMoRan Exploration Co.* ...................          141,900
      13,200      UTI Energy Corp.* ..........................          256,575
                                                                   ------------
                                                                        575,631
                                                                   ------------
                  FINANCE** -- 0.4%
       2,300      NCRIC Group, Inc.* .........................           19,550
       1,300      Ragen Mackenzie Group, Inc.* ...............           22,831
                                                                   ------------
                                                                         42,381
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    Shares        COMMON STOCKS -- 99.4%                              Value
--------------------------------------------------------------------------------
                  INDUSTRIAL** -- 11.1%
       4,400      Arkansas Best Corp.* .......................     $     54,450
       3,300      GSI Lumonics, Inc.* ........................           19,593
      10,000      MYR Group, Inc. ............................          225,000
      23,000      Measurement Specialties, Inc.* .............          422,625
       6,000      Oshkosh Truck Corp. ........................          159,750
      19,600      Pollution Research & Control Corp.* ........           55,125
       3,000      Rogers Corp.* ..............................          110,250
      20,000      Trico Marine Services, Inc.* ...............          166,250
                                                                   ------------
                                                                      1,213,043
                                                                   ------------
                  TECHNOLOGY** -- 45.3%
      14,200      Advanced Digital Information Corp.* ........          394,938
       2,000      Align-Rite International, Inc.* ............           37,625
       5,000      Alpha Industries, Inc.* ....................          282,031
      14,500      Alpha Technologies Group, Inc.* ............           61,172
       5,600      ArthroCare Corp.* ..........................          305,900
       8,700      CIDCO, Inc.* ...............................          113,644
       3,800      Daktronics, Inc.* ..........................           61,275
      13,500      Dataram Corp.* .............................          145,125
       2,000      Data Translation, Inc.* ....................           10,250
         500      Digital Insight Corp.* .....................            7,500
       6,300      Exar Corp.* ................................          235,856
       2,100      4Front Technologies, Inc.* .................           29,663
       4,000      Hector Communications Corp.* ...............           54,500
       7,000      II-VI, Inc.* ...............................           82,250
      18,500      Integrated Silicon Solution, Inc.* .........          181,531
      19,500      Interleaf, Inc.* ...........................          331,500
       9,000      Keithley Instruments, Inc. .................          127,688
      17,000      LTX Corp.* .................................          232,688
       8,000      Magic Software Enterprise Ltd.* ............          158,000
       2,000      Meade Instruments Corp.* ...................           48,125
      10,900      Merix Corp.* ...............................          141,700
       1,000      Percon, Inc.* ..............................            9,750
      16,800      Performance Technologies, Inc.* ............          379,050
      11,900      Radiant Systems, Inc.* .....................          192,631
       6,200      ScanSource, Inc.* ..........................          172,825
       2,200      Timberline Software Corp. ..................           40,975
       7,000      Trinitech Systems, Inc.* ...................          181,125
       7,000      Unify Corp.* ...............................          157,500
       2,000      V3 Semiconductor, Inc.* ....................           23,250
       2,300      Watkins-Johnson Co. ........................           77,194
      14,500      Xionics Document Technologies, Inc.* .......           85,188
       8,500      Xiox Corp.* ................................          195,500
       6,800      Zoll Medical Corp* .........................          205,700
       6,300      Zoran Corp.* ...............................          170,888
                                                                   ------------
                                                                      4,934,537
                                                                   ------------

                  TOTAL COMMON STOCKS (Cost $8,924,783) ......     $ 10,834,010
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    Shares        MONEY MARKETS -- 0.9%                               Value
--------------------------------------------------------------------------------
      91,824      Firstar Stellar Treasury Fund (Cost $91,824)     $     91,824
                                                                   ------------

                  TOTAL INVESTMENT SECURITIES -- 100.3% ......
                  (Cost $9,016,607)                                $ 10,925,834

                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)       (28,945)
                                                                   ------------

                  NET ASSETS -- 100.0% .......................     $ 10,896,889
                                                                   ============

*    Non-income producing security.
**   Securities are grouped by sector.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
================================================================================

1.   ORGANIZATION
The Bjurman Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund commenced operations on March 31, 1997 when 8,333 capital shares were purchased at $12 per share.

The Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations typically between $30 million and $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

Share valuation-- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders-- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax-- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Based upon the federal income tax cost of portfolio investments of $9,016,607 as of September 30, 1999, the Fund had net unrealized appreciation of $1,909,227, consisting of $2,125,276 of gross unrealized appreciation and $216,049 of gross unrealized depreciation.

As of March 31, 1999, the Fund had capital loss carryforwards for federal income tax purposes of $1,236,785, which expire through March 31, 2007. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS
For the six months ended September 30, 1999, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $16,641,802 and $17,103,229, respectively.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are also officers of George D. Bjurman & Associates (the "Adviser"), or of Countrywide Fund Services, Inc. ("CFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund to the extent necessary to limit total operating expenses to 1.80% of the Fund's average daily net assets. For the six months ended September 30, 1999, the Adviser waived its investment advisory fee of $51,943 and reimbursed the Fund for $30,084 of other operating expenses. Any fee withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser and approved by the Board of Trustees, in the first, second, or third fiscal year next succeeding the fiscal year of the withholding, reduction, and/or absorption, if the aggregate amount paid by the Fund toward the operating expense for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Adviser even if such practice may require the Adviser to waive, reduce, or absorb current Fund expense.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION  FEE
Under the terms of an Administration Agreement, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 from the Fund. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, CW Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter receives a monthly fee of $500 from the Fund. The Underwriter is an affiliate of CFS by reason of common ownership.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, the Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of the Fund at a maximum aggregate annual rate of 0.25% of the Fund's average daily net assets. Under the Plan, the Fund incurred $12,986 of distribution fees during the six months ended September 30, 1999.